Note 7 -Inventory (Tables)	12 Months Ended
Jan. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	January 31, 2014	January 31, 2013
Finished goods	1,350	812
	1,350	812